UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22225

Arden Sage Multi-Strategy TEI Institutional Fund, L.L.C.

(Exact name of registrant as specified in charter)

Arden Asset Management LLC

375 Park Avenue, 32nd Floor

New York, NY 10152

(Address of principal executive offices) (Zip code)

SEI Investments Global Fund Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-751-5252

Date of fiscal year end: March 31

Date of reporting period: September 30, 2011

Item 1.	Reports to Stockholders.

ARDEN SAGE MULTI-STRATEGY TEI INSTITUTIONAL FUND, L.L.C.

(formerly Robeco-Sage Multi-Strategy TEI Institutional Fund, L.L.C.)

Financial Statements (unaudited)

For the six-month period ended September 30, 2011

Arden Sage Multi-Strategy TEI Institutional Fund, L.L.C.

Financial Statements (unaudited):

Effective on September 30, 2011, following the Fund’s regular close of business, the Master Fund (as defined in Note 1) effected a reorganization with Arden Sage Multi-Strategy Master Fund, L.L.C. (formerly named Robeco-Sage Multi-Strategy Master Fund, L.L.C.) (the “New Master Fund”) pursuant to which the New Master Fund acquired substantially all of the assets and liabilities of the Master Fund in exchange for units of the New Master Fund and the Fund became a feeder fund into the New Master Fund, in lieu of the Master Fund (the “Reorganization”). See “Subsequent Events” in the notes to this report. For a description of the portfolio holdings of the New Master Fund, into which the Fund invests substantially all of its assets, please see the attached financial statements of the New Master Fund, which should be read in conjunction with the financial statements of the Fund.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling collect (212) 908-9660; and (ii) on the Commission’s website at http://www.sec.gov.

Arden Sage Multi-Strategy TEI Institutional Fund, L.L.C.

Statement of Assets and Liabilities (unaudited)

September 30, 2011

Assets
Investment in Arden Sage Multi-Strategy TEI Master Fund, L.L.C.	$36,927,960
Receivable from Arden Sage Multi-Strategy TEI Master Fund, L.L.C.	930,000
Due from Adviser	30,538
Cash and cash equivalents	1,579

Total assets	37,890,077

Liabilities
Redemptions payable	930,000
Professional fees payable	21,762
Administration fees payable	3,375
Board of Managers’ fees payable	3,000
Other accrued expenses	16,773

Total liabilities	974,910

Net Assets	$36,915,167

Members’ Capital
Net capital	$35,971,263
Accumulated net investment loss	(691,340)
Accumulated net realized gain on investment in Arden Sage Multi-Strategy TEI Master Fund, L.L.C.	1,433,989
Net unrealized appreciation on investment in Arden Sage Multi-Strategy TEI Master Fund, L.L.C.	201,255

Members’ Capital	$36,915,167

Net Asset Value Per Unit (based on 33,785 units outstanding)	$1,092.66

The accompanying notes are an integral part of the financial statements.

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Arden Sage Multi-Strategy TEI Institutional Fund, L.L.C.

Statement of Operations (unaudited)

For the six-month period ended September 30, 2011

Net investment loss allocated from Arden Sage Multi-Strategy TEI Master Fund, L.L.C.
Interest income	$785
Expenses	(219,987)

Net investment loss allocated from Arden Sage Multi-Strategy TEI Master Fund, L.L.C.	(219,202)

Fund Expenses
Professional fees	26,160
Insurance fees	11,610
Board of Managers’ fees	6,000
Administration fees	3,385
Custody fees	1,250
Other fees	17,767

Total fund expenses	66,172
Fund expenses reimbursed	(54,845)

Net Expenses	11,327

Net Investment Loss	(230,529)

Realized and Unrealized Gain/(Loss) on Investment Activities allocated from Arden Sage Multi-Strategy TEI Master Fund, L.L.C.
Net Realized Gain on Investment	874,848
Net Change in Unrealized Appreciation on Investment	(3,552,262)

Net Realized and Unrealized Loss on Investments allocated from Arden Sage Multi-Strategy TEI Master Fund, L.L.C.	(2,677,414)

Net Decrease in Members’ Capital derived from Investment Activities	$(2,907,943)

The accompanying notes are an integral part of the financial statements.

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Arden Sage Multi-Strategy TEI Institutional Fund, L.L.C.

Statements of Changes in Members’ Capital

	For the six-month period ended September 30, 2011 (unaudited)	For the year ended March 31, 2011
From Investment Activities
Net investment loss*	$(230,529)	$(329,964)

Net realized gain on investment in Arden Sage Multi-Strategy TEI Master Fund, L.L.C.	874,848	878,044
Net change in unrealized appreciation/(depreciation) on investment in Arden Sage Multi-Strategy TEI Master Fund, L.L.C.	(3,552,262)	928,315

Net realized and unrealized gains/(loss)	(2,677,414)	1,806,359

Net increase/(decrease) in Members’ Capital derived from investment activities	(2,907,943)	1,476,395

Members’ Capital Transactions
Sales of Units	2,205,313	15,880,463
Redemptions of Units	(930,000)	(84,784)

	1,275,313	15,795,679

Net Increase/(Decrease) in Members’ Capital	(1,632,630)	17,272,074
Members’ Capital at Beginning of Period	38,547,797	21,275,723

Members’ Capital at End of Period	$36,915,167	$38,547,797

Accumulated Net Investment Loss	$(691,340)	$(460,811)

*	Investment income less net expenses.

The accompanying notes are an integral part of the financial statements.

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Arden Sage Multi-Strategy TEI Institutional Fund, L.L.C.

Statement of Cash Flows (unaudited)

For the six-month period ended September 30, 2011

Cash Flows Used in Operating Activities
Net decrease in Members’ Capital derived from investment activities	$(2,907,943)
Adjustments to reconcile net decrease in Members’ Capital derived from investment activities to cash used in operating activities:
Payment for purchases of Arden Sage Multi-Strategy TEI Master Fund, L.L.C.	(2,111,000)
Proceeds from sales of Arden Sage Multi-Strategy TEI Master Fund, L.L.C.	930,000
Net change in unrealized depreciation on investment in Arden Sage Multi-Strategy TEI Master Fund, L.L.C.	3,552,262
Net realized gain on investment in Arden Sage Multi-Strategy TEI Master Fund, L.L.C.	(874,848)
Net investment loss allocated from Arden Sage Multi-Strategy TEI Master Fund, L.L.C.	219,202
Decrease in receivable from Arden Sage Multi-Strategy TEI Master Fund, L.L.C.	70,000
Increase in due from Adviser	(18,889)
Increase in professional fees payable	2,602
Increase in administration fee payable	2,945
Increase in other accrued expenses	11,822

Net cash used in operating activities	(1,123,847)

Cash Flows from Financing Activities
Proceeds from sales of Units	1,015,768
Redemption of Units	(84,784)

Net cash provided by financing activities	930,984

Net decrease in cash and cash equivalents	(192,863)
Cash and cash equivalents, beginning of period	194,442

Cash and cash equivalents, end of period	$1,579

Supplemental schedule of non-cash financing activities:
Redemptions payable	$930,000

The accompanying notes are an integral part of the financial statements.

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Arden Sage Multi-Strategy TEI Institutional Fund, L.L.C.

Financial Highlights

	For the six-month period ended September 30, 2011 (unaudited)		For the year ended March 31, 2011		For the year ended March 31, 2010		For the period November 1, 2008 (commencement of operations) through March 31, 2009
Per Unit Operating Performance
Beginning net asset value	$1,176.44		$1,124.59		$990.95		$1,000.00

Income/(loss) from operations*:
Net investment loss	(6.70)		(13.01)		(5.63)		(4.84)
Net realized and unrealized appreciation (depreciation) from Arden Sage Multi-Strategy TEI Master Fund, L.L.C.	(77.08)		64.86		139.27		(4.21)

Net change in net assets resulting from operations	(83.78)		51.85		133.64		(9.05)

Ending net asset value	$1,092.66		$1,176.44		$1,124.59		$990.95

Total Return	-7.12	% (1)	4.61%		13.49%		-0.90	% (1)

Net assets, end of period (000’s)	$36,915		$38,548		$21,276		$11,837

Ratios to Average Net Assets(8)
Expenses, before waivers and reimbursements (2)	1.44	% (4)	1.46%		2.54%		5.55	% (3)
Expenses, net of waivers and reimbursements (2)	1.16	% (4)(6)	1.15%		1.27	% (6)	1.21	% (4)(6)
Net investment loss, before waivers and reimbursements	-1.44	% (4)	-1.46%		-1.79%		-5.52	% (3)
Net investment loss, net of waivers and reimbursements	-1.16	% (4)	-1.15%		-0.52%		-1.19	% (3)
Portfolio turnover rate	13.58	% (7)	39.81	% (7)	28.48	% (7)	20.35	% (5)(7)

*	Per share calculations were performed using average shares for the period.

(1)	Total return is for the period indicated and has not been annualized.

(2)	Expenses of Portfolio Funds are not included in the expense ratio.

(3)	Annualized, with the exception of non-recurring organizational expenses of $14,916.

(4)	Annualized.

(5)	Not annualized.

(6)	Expense ratio is greater than the expense cap of 1.15% due to inclusion of extraordinary expenses that are not covered by the expense cap as further described in Note 4.

(7)	Portfolio turnover rate represents the rate for Arden Sage Multi-Strategy TEI Master Fund, L.L.C.

(8)	Includes amounts allocated from the Master Fund.

Note: The expense ratios, the net investment loss ratio, and the total return percentages are calculated for the Members taken as a whole. The computation of such ratios and return based on the amount of expenses charged to any specific Member may vary from the overall ratios presented in the financial statements as a result of the timing of capital transactions.

The accompanying notes are an integral part of the financial statements.

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Arden Sage Multi-Strategy TEI Institutional Fund, L.L.C.

Notes to Financial Statements (unaudited)

September 30, 2011

1. Organization

Arden Sage Multi-Strategy TEI Institutional Fund, L.L.C. (formerly Robeco-Sage Multi-Strategy TEI Institutional Fund, L.L.C.) (the “Fund”) is a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end, management investment company. The Fund is similar to a private investment fund in that, through its investment in the Master Fund (as defined below), its assets are actively managed and units of limited liability interests in the Fund (“Units”) are sold solely to high net worth individual and institutional investors, but differs from a typical private investment fund in that it permits investments in relatively modest minimum denominations and that it has registered as an investment company under the 1940 Act and has registered its Units under the Securities Act of 1933, as amended (the “1933 Act”). The Fund commenced operations on November 1, 2008.

The Fund’s investment objective is to achieve long-term capital appreciation while attempting to reduce risk and volatility. Effective on September 30, 2011, following the Fund’s regular close of business, the Master Fund effected a reorganization with Arden Sage Multi-Strategy Master Fund, L.L.C. (formerly named Robeco-Sage Multi-Strategy Master Fund, L.L.C.) (the “New Master Fund”) pursuant to which the New Master Fund acquired substantially all of the assets and liabilities of the Master Fund in exchange for units of the New Master Fund and the Fund became a feeder fund into the New Master Fund, in lieu of the Master Fund (the “Reorganization”). The Fund accomplished its investment objective by investing substantially all of its assets in Arden Sage Multi-Strategy TEI Master Fund, L.L.C. (the “Master Fund”), a Delaware limited liability company, which, like the Fund is registered under the 1940 Act. See “Subsequent Events” in these notes for (i) the net assets of the New Master Fund upon the Reorganization at September 30, 2011 and (ii) the identity of the feeder funds into the New Master Fund upon the Reorganization. The Master Fund, in turn, invested its assets primarily in hedge funds and other similar investment vehicles (“Portfolio Funds”) that are managed by a select group of portfolio managers (“Portfolio Managers”) that invest in a variety of financial markets and utilize a broad range of alternative investment strategies. At September 30, 2011, the Fund held a 29.99% ownership interest in the Master Fund. See “Subsequent Events” in these notes for the Fund’s ownership percentage of the New Master Fund upon the Reorganization, at September 30, 2011. The financial statements of the New Master Fund, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Investors who purchase Units and who are admitted to the Fund by its Board of Managers (the “Board”) will become members of the Fund (“Members”).

For accounting purposes, the Fund’s fiscal year is the 12-month period ending on March 31. The 12-month period ending December 31 of each year is the taxable year of the Fund and the Master Fund.

Effective September 15, 2011, the Fund’s name changed from Robeco-Sage Multi-Strategy TEI Institutional Fund, L.L.C. to Arden Sage Multi-Strategy TEI Institutional Fund, L.L.C.

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Arden Sage Multi-Strategy TEI Institutional Fund, L.L.C.

Notes to Financial Statements (unaudited) (continued)

2. Significant Accounting Policies

A. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require the Fund to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

B. Portfolio Valuation and Investment Transactions

The Fund records its investment in the Master Fund at fair value. Valuation of investments held by the Master Fund is discussed in the notes to the Master Fund’s financial statements, included elsewhere in this report.

C. Income Taxes

Counsel to the Fund has rendered an opinion that the Fund will be classified as a partnership and not as an association taxable as a corporation for Federal tax purposes. Counsel to the Fund also has rendered its opinion that, under a “facts and circumstances” test, the Fund will not be treated as a “publicly traded partnership” taxable as a corporation. Accordingly, the Fund should not be subject to Federal income tax, and each Member will be required to report on its own annual tax return such Member’s distributive share of the Master Fund’s taxable income or loss.

ASC 740 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Based on its analysis, management has determined that these provisions of ASC 740 did not have a material impact to the Fund’s financial statements. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

For the tax year-ended December 31, 2010, and for the two preceding tax years which remain subject to examination by the tax authority, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Fund did not incur any interest or penalties.

D. Distribution Policy

The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to Members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

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Arden Sage Multi-Strategy TEI Institutional Fund, L.L.C.

Notes to Financial Statements (unaudited) (continued)

2. Significant Accounting Policies (concluded)

E. Cash and Cash Equivalents

The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents.

3. Related Party Transactions and Other

Related Parties

Robeco Investment Management, Inc. (the “Adviser”), serves as the investment adviser of the Fund, the Master Fund and other related funds. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a subsidiary of Robeco Groep, N.V. (“Robeco”) and is responsible for developing, implementing and supervising the Fund’s investment program and providing day-to-day management services to the Fund. The Board has overall responsibility for the management and supervision of the operations of the Fund. Employees of the Adviser serve as officers and as members of the Board of the Fund.

In consideration of these investment advisory services and pursuant to an advisory agreement between the Fund and the Adviser (the “Advisory Agreement”), a quarterly fee at an annualized rate of 0.75% of the average net assets of the Fund during each calendar quarter (the “Management Fee”) is payable by the Fund to the Adviser. However, under the Advisory Agreement, the Fund is not subject to the Management Fee so long as substantially all of the Fund’s assets remain invested in the Master Fund, which also pays the Adviser a quarterly fee at an annualized rate of 0.75% of the average net assets of the Master Fund during each calendar quarter for investment advisory services. The Adviser also provides office space, telephone and utilities; and administrative and secretarial, clerical and other personnel as necessary to provide the services required to be furnished under the Advisory Agreement.

The Fund has entered into a distribution agreement (the “Distribution Agreement”) with Robeco Securities, a subsidiary of the Adviser, to act as the distributor for the sale of Units (the “Distributor”). Robeco Securities serves as the Distributor on a reasonable best efforts basis, subject to various conditions, and may retain broker-dealers and financial advisers (collectively with Robeco Securities, the “Selling Agents”) to assist in the distribution of Units. The Fund does not pay the Distributor any fees under the Distribution Agreement.

The Fund and the Master Fund have entered into a Master/Feeder Agreement. Pursuant to the agreement, the Fund and the Master Fund each have the same investment objective and substantially the same investment policies. The Fund pursues its investment objective by investing on an ongoing basis substantially all of its investable assets in the Master Fund in exchange for limited liability company interests in the Master Fund. The Master/Feeder Agreement will remain in effect unless terminated by the Fund or the Master Fund.

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Arden Sage Multi-Strategy TEI Institutional Fund, L.L.C.

Notes to Financial Statements (unaudited) (continued)

3. Related Party Transactions and Other (concluded)

Related Parties (concluded)

Cooperatieve Centrale Raiffeissen – Boerenleen Bank B.A. (“Rabobank”), the ultimate parent company of the Adviser and Robeco, and its affiliates are subject to certain U.S. banking laws, including the Bank Holding Company Act of 1956, as amended (the “BHCA”), and to regulation by the Board of Governors of the Federal Reserve System or other appropriate bank regulatory agencies. The BHCA and other applicable banking laws, rules, regulations and guidelines, and the interpretation and administration thereof by the staff of the regulatory agencies which administer them, may restrict the transaction and relationships between the Adviser, Rabobank, Robeco and their affiliates, on the one hand, and the Master Fund, on the other hand, and may restrict the investments and transactions by the Fund. Rabobank may be deemed to control the Master Fund for purposes of the BHCA.

Each member of the Board, who is not an “interested person” of the Fund, as defined by the 1940 Act, receives an annual fee of $4,000. In addition, the Master Fund pays each member of the Board who is not an “interested person” an annual fee of $2,000. Any Board member who is an “interested person” does not receive any annual or other fee from the Fund. All Board members are reimbursed by the Fund for reasonable out-of-pocket expenses.

Other

SEI Investments Global Fund Services (the “Administrator”) provides various administrative services to the Fund, including fund accounting, investor accounting and taxation services, maintaining the register of the Fund and subject to approval by the Fund, generally reviewing and performing all actions related to the issuance and transfer of Units; performing all acts related to the repurchase of Units; and performing all other clerical services necessary in connection with the administration of the Fund, pursuant to an administration agreement (the “Administration Agreement”). In consideration of such services, the Fund pays the Administrator a monthly fee based on the aggregate month-end net assets of the Fund and the other funds in the “Fund Complex” (as defined in the Fund’s prospectus) at an annual rate of up to 0.12%, subject to certain fee minimums, and reimburses the Administrator for certain out-of-pocket expenses. Upon expiration of a two year term, the Administration Agreement may be terminated at any time by either party generally upon not less the 90 days’ written notice.

SEI Private Trust Company acts as custodian (the “Custodian”) for the Fund’s assets. In consideration for such services, the Fund pays the Custodian an annual fee of $2,500. In addition, the Master Fund pays the Custodian a monthly fee, based on month-end net assets, at an annual rate of up to 0.01%.

4. Fund Expenses

The Fund bears all of its own expenses and, through its investment in the Master Fund, its portion of the Master Fund’s operating expenses, other than those borne by the Adviser pursuant to the Advisory Agreement, including, but not limited to: all investment related expenses (e.g., fees paid directly or indirectly to Portfolio Managers, all costs and expenses directly related to portfolio transactions and positions for the Master Fund’s account, all costs and expenses associated with the establishment of any

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Arden Sage Multi-Strategy TEI Institutional Fund, L.L.C.

Notes to Financial Statements (unaudited) (continued)

4. Fund Expenses (concluded)

portfolio accounts); any non-investment related interest expense; organizational and offering expenses; fees and disbursements of any attorneys and accountants engaged by the Fund and the Master Fund; audit and tax preparation fees and expenses of the Fund; all costs and expenses associated with background checks on Portfolio Managers; all costs and expenses associated with retaining independent third parties to provide risk management services to the Fund and Master Fund; custody and escrow fees and expenses; the costs of an errors and omissions/directors and officers liability insurance policy and a fidelity bond; the Master Fund’s management fee; fees and travel-related and other expenses of members of the Board who are not employees of the Adviser or any affiliated person of the Adviser; all costs and charges for equipment or services used in communicating information regarding the Fund’s and Master Fund’s transactions among the Adviser and any custodian or other agent engaged by the Fund; any extraordinary expenses; and such other expenses as may be approved from time to time by the Board.

The Fund also indirectly bears fees and expenses of the Portfolio Funds, as an investor in the Master Fund. Each Portfolio Manager generally receives a management fee and a performance fee or allocation with respect to the assets of Portfolio Funds that it manages. The amount of these fees and allocations varies among Portfolio Managers, but the management fees are generally expected to be between 1.0%-2.0%, on an annual basis, of the total assets managed by a Portfolio Manager, and the performance fees or allocations are generally expected to be between 15% - 25% of the net capital appreciation (if any) in the assets managed by a Portfolio Manager.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser (or its affiliate) has agreed to pay or absorb the ordinary operating expenses of the Fund (including organization and offering expenses, as well as the portion of the Master Fund’s fees and expenses borne by the Fund, but excluding any Portfolio Fund fees and expenses, interest, brokerage commissions and extraordinary expenses of the Fund), to the extent necessary to limit the ordinary operating expenses of the Fund to 1.15% per annum of the Fund’s average monthly net assets (the “Expense Limitation”).

In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund will carry forward the amount of expenses paid or absorbed by the Adviser (or its affiliate) in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and will reimburse the Adviser (or its affiliate) such amounts. Reimbursement will be made as promptly as possible, but only to the extent it does not cause the Fund’s ordinary operating expenses, in the year of reimbursement, to exceed the Expense Limitation in effect at the time the expense was paid or absorbed. As of September 30, 2011, the amount of the carryforward is $460,662, which includes $136,371, $232,002 and $92,289 from the fiscal years ending March 31, 2009, 2010 and 2011, respectively. The Expense Limitation Agreement will remain in effect until terminated by the Fund. None of the fees charged to the Master Fund by a Portfolio Fund will be subject to the Expense Limitation Agreement.

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Notes to Financial Statements (unaudited) (continued)

5. Members’ Capital

Unit transactions for the six-month period ended September 30, 2011 were as follows:

Units outstanding at beginning of period	32,766
Units issued	1,870
Units redeemed	(851)

Units outstanding at end of period	33,785

The Fund is authorized to issue Units the value of which at time of issuance is not to exceed $200 million in aggregate.

6. Borrowings

The Fund and the Master Fund are authorized to borrow money for investment purposes, to meet repurchase requests and for cash management purposes. Borrowings by the Fund and Master Fund, including any borrowings on behalf of portfolio accounts, are subject to a 300% asset coverage requirement under the 1940 Act.

7. Capital Accounts and Allocations

The Fund maintains a separate capital account for each Member which will have an opening balance equal to the Member’s initial contribution to the capital of the Fund (net of any applicable sales load). The Fund has chosen to utilize a “per unit” method to account for Members’ capital effective at the inception of the Fund. A Member’s contribution is used to purchase Units in the Fund. The Units represent the capital account maintained on the Member’s behalf that reflects the Member’s pro rata share of the Fund’s capital. A Member’s capital account is used to facilitate tax reporting to the Member. Units are offered at their net asset value per Unit, and each Unit subscribed for represents a capital contribution to the Fund in that amount. Each Member’s capital account will be increased by the amount of contributions by the Member to the capital of the Fund, plus any amounts credited to the Member’s capital account as described below. Similarly, each Member’s capital account will be reduced by the sum of the amount of any repurchase by the Fund of the Unit, or portion thereof, of the Member, plus the amount of any distributions to the Member which are not reinvested, plus any amounts debited against the Member’s capital account as described below.

Capital accounts of Members are adjusted as of the close of business on the last day of each fiscal period. Fiscal periods begin on the day after the last day of the preceding fiscal period and end at the close of business on the first to occur of the following: (i) the last day of a fiscal year (March 31); (ii) the last day of a taxable year (December 31); (iii) the day preceding any day on which a contribution to the capital of the Fund is made; (iv) any day on which the Fund repurchases any Unit or portion of an Unit of

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Arden Sage Multi-Strategy TEI Institutional Fund, L.L.C.

Notes to Financial Statements (unaudited) (continued)

7. Capital Accounts and Allocations (concluded)

any Member; or (v) any day on which any amount is credited to or debited against the capital account of any Member other than an amount to be credited to or debited against the capital accounts of all Members in accordance with their respective investment percentages. An investment percentage will be determined for each Member as of the start of each fiscal period by dividing the balance of the Member’s capital account as of the commencement of the period by the sum of the balances of all capital accounts of all Members as of that date.

Net profits or net losses of the Fund for each fiscal period are allocated among and credited to or debited against the capital accounts of all Members as of the last day of the fiscal period in accordance with Members’ respective investment percentages for the fiscal period. Net profits or net losses will be measured as the net change in the value of the net assets of the Fund (including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and accrued expenses), before giving effect to any repurchases by the Fund of Units or portions thereof, and excluding the amount of any items to be allocated among the capital accounts of the Members other than in accordance with the Members’ respective investment percentages.

8. Purchases and Repurchases of Units

Generally, the minimum initial investment in the Fund from each investor is $50,000, and the minimum additional investment in the Fund is $25,000. The minimum initial investment for employees of the Adviser or a Selling Agent and their affiliates, and members of their immediate families and, in the sole discretion of the Adviser, as applicable, members of the Board, attorneys and other professionals engaged on behalf of the Fund and members of their immediate families, is $25,000, and the minimum additional investment in the Fund is $10,000. The minimum initial and minimum additional investment requirements may be reduced or increased by the Board.

Units are not redeemable and a Member has no right to require the Fund to redeem its Units. The Fund will from time to time make offers to repurchase Units from Members pursuant to written tenders. Repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Units or portions thereof from Members, the Board will consider the recommendations of the Adviser. The Adviser currently expects that it will recommend to the Board that the Fund offer to repurchase Units from Members as of the last business day of March, June, September, and December.

The Board will also consider the following factors, among others, in making their determination of the amount of the tender offer: (i) whether any Members have requested the Fund to repurchase their Units or portions thereof; (ii) the liquidity of the Fund’s assets (including the liquidity of investments held by the Master Fund); (iii) the investment plans and working capital requirements of the Fund; (iv) the relative economies of scale with respect to the size of the Fund; (v) the history of the Fund in repurchasing Units; (vi) the economic condition of the securities markets; and (vii) the anticipated tax consequences of any proposed repurchases of Units or portions thereof.

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Arden Sage Multi-Strategy TEI Institutional Fund, L.L.C.

Notes to Financial Statements (unaudited) (continued)

9. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

10. Tender Offer

On September 30, 2011 the Fund offered to purchase up to $15,000,000 of Units tendered by Members of the Fund at a price equal to the net asset value as of December 31, 2011. In November 2011, the Fund accepted tender offer requests of approximately $139,572. The final tender amount will be based upon the December 31, 2011 net asset value.

11. Subsequent Events

Subsequent to the period ended September 30, 2011 through November 1, 2011, the Fund received $70,730 of subscriptions.

Effective October 1, 2011, Arden Asset Management LLC (“AAM”), a Delaware limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended, serves as the Investment Adviser of the Fund and the Master Fund under investment advisory agreements between AAM and each of the Fund and the Master Fund (the “New Advisory Agreements”). Other than the identity of the adviser (AAM), the terms of the New Advisory Agreements are substantially the same as the terms of the previous Advisory Agreements. The New Advisory Agreements were approved by the Board at a meeting held on June 6, 2011, by members of the Fund at a meeting held on September 9, 2011 and by members of the Master Fund at a meeting held on September 27, 2011.

Effective on September 30, 2011, following the Fund’s regular close of business, the Master Fund effected a reorganization with Arden Sage Multi-Strategy Master Fund, L.L.C. (formerly named Robeco-Sage Multi-Strategy Master Fund, L.L.C.) (the “New Master Fund”) pursuant to which the New Master Fund acquired substantially all of the assets and liabilities of the Master Fund in exchange for units of the New Master Fund and the Fund became a feeder fund into the New Master Fund, in lieu of the Master Fund (the “Reorganization”). Upon the Reorganization, Arden Sage Multi-Strategy Fund, L.L.C., Arden Sage Multi-Strategy Institutional Fund, L.L.C., Arden Sage Multi-Strategy TEI Institutional Fund, L.L.C. and Arden Sage Triton Fund, L.L.C. each are feeder funds into the New Master Fund, each holding ownership interests of the New Master Fund of 46.90%, 9.12%, 16.43% and 27.55%, respectively, as of September 30, 2011. Upon the Reorganization, as of September 30, 2011, the net assets of the New Master Fund were $224,678,564.

13

Arden Sage Multi-Strategy TEI Institutional Fund, L.L.C.

Notes to Financial Statements (unaudited) (concluded)

12. Approval of Investment Advisory Agreement

At a meeting of the Board of Managers (the “Board”) of Arden Sage Multi-Strategy TEI Institutional Fund, L.L.C. (formerly named Robeco-Sage Multi-Strategy TEI Institutional Fund, L.L.C.) (the “Fund”) and Arden Sage Multi-Strategy Master Fund, L.L.C. (formerly named Robeco-Sage Multi-Strategy Master Fund, L.L.C.) (the “New Master Fund”) held on June 6, 2011, all of the managers (the “Managers”), including all of the Managers who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended, of the Fund and the New Master Fund, approved the initial two-year term of investment advisory agreements between Arden Asset Management LLC (“AAM”) and each of the Fund and the New Master Fund (the “New Advisory Agreements”). The New Advisory Agreements were entered into in connection with a transaction between AAM and Robeco Groep, N.V. (“Robeco Groep”) pursuant to which Robeco Groep transferred to AAM management of the Fund, the New Master Fund and other funds advised by the Robeco-Sage division of Robeco Investment Management, Inc., effective October 1, 2011.

A discussion regarding the basis for the approval by the Board of the New Advisory Agreements is set forth under Proposal 1 — Board Consideration of New Advisory Agreements in the definitive proxy statement filed with the Securities and Exchange Commission by the Fund on July 14, 2011, and is incorporated by reference herein.

14

ARDEN SAGE MULTI-STRATEGY MASTER FUND, L.L.C.

(formerly Robeco-Sage Multi-Strategy Master Fund, L.L.C.)

Financial Statements (unaudited)

For the six-month period ended September 30, 2011

Arden Sage Multi-Strategy Master Fund, L.L.C.

Financial Statements (unaudited):

The Master Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Master Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling collect (212) 908-9660; and (ii) on the Commission’s website at http://www.sec.gov.

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Schedule of Investments (unaudited)

September 30, 2011 (See Note A below)

Portfolio Fund	Cost	Value	%* of Members’ Capital	Liquidity**
Long/Short Equity:
Artha Emerging Markets Fund, L.P.	$3,450,000	$3,404,243	3.13%	Quarterly
Clovis Capital Partners Institutional, L.P.	4,700,000	4,314,773	3.97%	Quarterly
Cobalt Partners L.P.	4,000,000	4,147,007	3.81%	Semi-Annually
Criterion Horizons Fund, L.P.	4,256,383	5,396,680	4.96%	Monthly
Highbridge Long/Short Equity Fund, L.P.	3,986,129	3,308,433	3.04%	Quarterly
Highline Capital Partners QP, L.P.	2,177,264	2,325,792	2.14%	Quarterly
JHL Capital Group Fund Ltd	3,200,000	2,539,164	2.33%	Quarterly
Kylin Fund, L.P.	3,750,000	4,084,906	3.75%	Quarterly
Lakewood Capital Offshore Fund Ltd.	3,900,000	3,582,151	3.29%	Quarterly
Pennant Windward Fund, Ltd.	4,500,000	5,133,743	4.72%	Quarterly
PFM Diversified Fund, L.P.	2,301,284	2,579,976	2.37%	Quarterly
PFM Meritage Fund, L.P.	1,900,000	1,854,038	1.70%	Quarterly

Total Long/Short Equity	42,121,060	42,670,906	39.21%

Note A: Effective on September 30, 2011, following the Master Fund’s regular close of business, the Master Fund effected a reorganization with Arden Sage Multi-Strategy TEI Master Fund, L.L.C. (formerly named Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.) (the “TEI Master Fund”) pursuant to which it acquired substantially all of the assets and liabilities of the TEI Master Fund in exchange for Units of the Master Fund (the “Reorganization”). See “Subsequent Events” in the notes to this report. Further, as referenced in the Subsequent Events note, Appendix A hereto contains the Master Fund’s Consolidated Schedule of Investments (unaudited) upon giving effect to the Reorganization as of September 30, 2011.

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Schedule of Investments (unaudited) (continued)

September 30, 2011

Portfolio Fund	Cost	Value	%* of Members’ Capital	Liquidity**
Event Driven:
Altima Global Special Situations Fund, Ltd.	$499,972	$490,749	0.45%	‡
BHR Offshore Fund, Ltd.	2,550,000	2,646,672	2.43%	Quarterly
Covalent Capital Partners (Offshore), L.P.	3,300,000	2,758,290	2.54%	Quarterly
Elliott International, Ltd.	3,000,000	4,145,783	3.81%	Quarterly
Empyrean Capital Overseas Fund, Ltd.	4,400,000	4,028,692	3.70%	Quarterly
Eton Park Fund, L.P.	1,095,369	1,470,878	1.35%	Annually
Fir Tree Value Fund, L.P.	4,001,296	3,993,295	3.67%	Quarterly
Luxor Capital Partners Offshore, Ltd.	4,400,000	4,311,689	3.96%	Quarterly
Magnetar Capital Fund, L.P.(1)	404,795	342,059	0.31%	†
Montrica Global Opportunities Fund, L.P.(1)	159,944	115,623	0.11%	‡
Octavian Global Fund, L.P.	366,519	255,855	0.24%	‡
Owl Creek II L.P.	2,625,000	2,317,525	2.13%	Quarterly
Silver Point Capital Fund, L.P.(1)	263,908	405,114	0.37%	‡
Taconic Opportunity Fund, L.P.(1)	34,187	36,604	0.03%	‡
York European Opportunities Fund, L.P.	3,450,000	3,132,879	2.88%	Quarterly

Total Event Driven	30,550,990	30,451,707	27.98%

Macro:
Brevan Howard Emerging Markets Strategies Fund Limited	2,146,427	2,561,691	2.35%	Monthly
Brevan Howard Fund, Ltd.	1,536,424	2,011,592	1.85%	Monthly
GLG Emerging Markets Fund	3,400,000	2,803,619	2.58%	Monthly
Wexford Spectrum Fund I, L.P.(1)	20,935	21,985	0.02%	‡
Woodbine Capital Fund, Ltd.	3,450,000	3,528,110	3.24%	Quarterly

Total Macro	10,553,786	10,926,997	10.04%

Distressed:
Anchorage Capital Partners, L.P.	70,091	111,950	0.10%	Annually
Credit Distressed Blue Line Fund L.P.	559,562	726,703	0.67%	Quarterly
Greywolf Capital Partners II, L.P.(1)	19,791	9,971	0.01%	‡
Redwood Domestic Fund, L.P.(1)	44,181	52,135	0.05%	‡
Redwood Offshore Fund, Ltd.	2,702,588	3,587,994	3.29%	Bi-Annually
York Credit Opportunities Fund, L.P.	2,250,000	2,612,582	2.40%	Semi-Annually

Total Distressed	5,646,213	7,101,335	6.52%

Fixed Income Relative Value:
Pelagus Capital Fund Inc.	2,900,000	2,992,198	2.75%	Monthly
QFR Victoria Fund, Ltd.	2,600,000	2,694,874	2.47%	Quarterly
The Drake Absolute Return Fund, L.P.	113,410	85,664	0.08%	†

Total Fixed Income Relative Value	5,613,410	5,772,736	5.30%

Convertible Arbitrage:
Linden Investors, L.P.	4,200,000	3,855,674	3.54%	Quarterly

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Schedule of Investments (unaudited) (concluded)

September 30, 2011

Portfolio Fund	Cost	Value	%* of Members’ Capital	Liquidity**
Structured Credit:
Cerberus SPV, LLC(1)	$2,619,786	$2,200,507	2.02%	†
Dune Capital, L.P.(1)	180,444	113,983	0.11%	†
Sorin Offshore Fund, Ltd.	20,204	25,785	0.02%	†

Total Structured Credit	2,820,434	2,340,275	2.15%

Multi-Strategy Relative Value:
Bennelong Asia Pacific Multi-Strategy Equity Fund, L.P.(1)	134,135	124,291	0.12%	‡
Broad Peak Fund, Ltd.	17,041	13,375	0.01%	‡

Total Multi-Strategy Relative Value	151,176	137,666	0.13%

Fundamental Market Neutral:
Level Global L.P.	25,500	28,342	0.03%	†

Total Portfolio Funds	101,682,569	103,285,638	94.90%

Total Investments	$101,682,569	$103,285,638	94.90%

*	Percentages are based on Members’ Capital at the end of the period of $108,837,974.

**	Liquidity terms shown apply after initial lock-up provisions. See Notes 11.B and 13 for a description of initial lock-up provisions.

†	Portfolio Fund is in the process of an orderly wind-down with the return of capital to investors. Final distribution dates cannot be estimated.

‡	The Master Fund’s remaining investment in the Portfolio Fund is a side pocket, which is in the process of liquidating. See Note 11.D for additional information on side pockets. Final distribution dates cannot be estimated.

(1)	Portfolio Fund is held by Arden Sage Multi-Strategy 1099 Blocker Fund, LLC, which is 100% owned by the Master Fund. See Note 3 for additional information.

At September 30, 2011, the aggregate cost of investments for tax purposes was $101,682,569. Net unrealized appreciation on investments for tax purposes was $1,603,069 consisting of $7,074,789 of gross unrealized appreciation and ($5,471,720) of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 94.90% of Members’ Capital have been fair valued as described in Note 3.B.

The accompanying notes are an integral part of the financial statements.

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Statement of Assets and Liabilities (unaudited)

September 30, 2011 (See Note B below)

Assets
Investments in Portfolio Funds, at fair value (cost $101,682,569)	$103,285,638
Fund investments made in advance	8,500,000
Receivable from Portfolio Funds	8,176,662
Other assets	9,717

Total assets	119,972,017

Liabilities
Redemptions payable	8,348,000
Line of credit payable	1,200,000
Bank overdraft	704,354
Advisory fee payable	473,108
Professional fee payable	176,411
Deferred income tax payable	98,304
Administration fee payable	78,142
Board of Managers’ fees payable	1,500
Other accrued expenses	54,224

Total liabilities	11,134,043

Net Assets	$108,837,974

Members’ Capital
Net capital	$101,179,475
Accumulated net investment loss	(3,191,962)
Accumulated net realized loss on Portfolio Funds	(1,831,687)
Net unrealized appreciation on investments in Portfolio Funds	12,682,148

Members’ Capital	$108,837,974

Note B: The Consolidated Statement of Assets and Liabilities (unaudited) does not reflect the Reorganization effected following the Master Fund’s regular close of business on September 30, 2011. See “Subsequent Events” in the notes to this report.

The accompanying notes are an integral part of the financial statements.

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Statement of Operations (unaudited)

For the six-month period ended September 30, 2011

Investment Income
Interest	$259

Total investment income	259

Expenses
Advisory fee	473,108
Professional fees	166,304
Administration fee	67,357
Tax fee	31,347
Line of credit fee	29,281
Custody fee	6,308
Board of Managers’ fees	3,000
Other expenses	53,930

Total expenses	830,635

Net Investment Loss	(830,376)

Realized and Unrealized Gain (Loss) on Investments in Portfolio Funds
Net Realized Gain on Investments in Portfolio Funds	812,316
Net Change in Unrealized Depreciation on Investments in Portfolio Funds	(9,708,543)

Net Realized and Unrealized Gain (Loss) on Investments in Portfolio Funds	(8,896,227)

Net Decrease in Members’ Capital derived from Investment Activities	$(9,726,603)

The accompanying notes are an integral part of the financial statements.

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Statements of Changes in Members’ Capital

	For the six-month period ended September 30, 2011 (unaudited)	For the year ended March 31, 2011
From Investment Activities
Net investment loss*	$(830,376)	$(1,355,382)

Net realized gain on investmentsin Portfolio Funds	812,316	477,770
Net change in unrealized appreciation/(depreciation) on investments in Portfolio Funds	(9,708,543)	5,402,044

Net realized and unrealized gain (loss)	(8,896,227)	5,879,814

Net increase (decrease) in Members’ Capital derived from investment activities	(9,726,603)	4,524,432

Members’ Capital Transactions
Sales of Units	24,014,846	41,056,791
Redemptions of Units	(20,950,846)	(20,511,000)

	3,064,000	20,545,791

Net Increase (Decrease) in Members’ Capital	(6,662,603)	25,070,223
Members’ Capital at Beginning of Period	115,500,577	90,430,354

Members’ Capital at End of Period	$108,837,974	$115,500,577

Accumulated Net Investment Loss	$(3,191,962)	$(2,361,586)

*	Investment income less net expenses.

The accompanying notes are an integral part of the financial statements.

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Statement of Cash Flows (unaudited)

For the six-month period ended September 30, 2011

Cash Flows Used in Operating Activities
Net decrease in Members’ Capital derived from investment activities	$(9,726,603)
Adjustments to reconcile net decrease in Members’ Capital derived from investment activities to cash used in operating activities:
Purchases of Portfolio Funds	(20,200,000)
Sales of Portfolio Funds	17,490,641
Net change in unrealized depreciation on investments in Portfolio Funds	9,708,543
Net realized gain on investments in Portfolio Funds	(812,316)
Increase in receivable from Portfolio Funds	(968,033)
Decrease in fund investments made in advance	2,500,000
Decrease in other assets	1,265
Increase in advisory fee payable	258,812
Increase in administration fee payable	67,357
Increase in deferred income tax payable	31,347
Increase in professional fees payable	47,467
Increase in other accrued expenses	54,224

Net cash used in operating activities	(1,547,296)

Cash Flows from Financing Activities
Proceeds from sales of Units	16,404,846
Redemptions of Units	(18,102,846)
Line of credit borrowings	1,200,000

Net cash used in financing activities	(498,000)

Net decrease in cash and cash equivalents	(2,045,296)
Cash and cash equivalents, beginning of period	1,340,942

Bank overdraft, end of period	$(704,354)

Supplemental schedule of non-cash financing activities:
Redemptions of Units	$8,348,000

The accompanying notes are an integral part of the financial statements.

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Financial Highlights

	For the six-month period ended September 30, 2011 (unaudited)		For the year ended March 31, 2011	For the year ended March 31, 2010		For the period January 1, 2009 (commencement of operations) through March 31, 2009
Total Return	-7.59	% (1)	4.43%	14.17%		1.86	% (1)

Net assets, end of period (000’s)	$108,838		$115,501	$90,430		$84,400

Ratios to Average Net Assets
Expenses(2)	1.34	% (3)	1.37%	1.42	% (5)	1.77	% (3)

Net investment loss	-1.34	% (3)	-1.37%	-0.74%		-1.77	% (3)

Portfolio turnover rate	14.90	% (4)	34.13%	32.12%		12.70	% (4)

(1)	Total return is for the period indicated and has not been annualized.

(2)	Expenses of Portfolio Funds are not included in the expense ratio.

(3)	Annualized.

(4)	Not annualized.

(5)	Percentage is after the management fee waiver. The Adviser voluntarily waived the fee due to it under the Management Agreement from July 1, 2009 – September 11, 2009 (equal to 0.02% of average net assets).

Note: The expense ratios, the net investment loss ratio, and the total return percentages are calculated for the Members taken as a whole. The computation of such ratios and return based on the amount of expenses charged to any specific Member may vary from the overall ratios presented in the financial statements as a result of the timing of capital transactions.

The accompanying notes are an integral part of the financial statements.

Arden Sage Multi-Strategy Master Fund, L.L.C.

Notes to the Consolidated Financial Statements (unaudited)

September 30, 2011

1. Principles of Consolidation

The accompanying financial statements include the accounts of Arden Sage Multi-Strategy Master Fund, L.L.C. (the “Master Fund”) and its wholly-owned affiliate, Arden Sage Multi-Strategy 1099 Blocker Fund, L.L.C. (the “Blocker Fund”). All the significant intercompany balances and transactions have been eliminated in consolidation.

2. Organization

The Master Fund is a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end, management investment company. The fund is a master fund in a master/feeder structure into which its investors, Arden Sage Multi-Strategy Fund, L.L.C. and Arden Sage Multi-Strategy Institutional Fund, L.L.C. (the “Feeder Funds” or “Members”), invest substantially all of their assets. Effective September 30, 2011, following the Master Fund’s regular close of business, the Master Fund effected a reorganization pursuant to which it acquired substantially all of the assets and liabilities of Arden Sage Multi-Strategy TEI Master Fund, L.L.C. (formerly named Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.) (the “TEI Master Fund”) in exchange for Units of the Master Fund (the “Reorganization”). See “Subsequent Events” in these notes for the identity of the feeder funds into the Master Fund as a result of the Reorganization.

The Master Fund’s investment objective is to achieve long-term capital appreciation while attempting to reduce risk and volatility. The Master Fund accomplishes its investment objective by investing its assets primarily in private investment funds, joint ventures, investment companies, and other similar investment vehicles (“Portfolio Funds”) that are managed by a select group of portfolio managers (“Portfolio Managers”) that invest in a variety of financial markets and utilize a broad range of alternative investment strategies. At September 30, 2011 prior to the Reorganization, Arden Sage Multi-Strategy Fund, L.L.C. and Arden Sage Multi-Strategy Institutional Fund, L.L.C. hold 81.18% and 18.82%, ownership interests, respectively, in the Master Fund. See “Subsequent Events” in these notes for ownership percentages upon the Reorganization.

Investors who purchase Units and who are admitted to the Master Fund by its Board of Managers (the “Board”) will become members of the Master Fund.

For accounting purposes, the Master Fund’s fiscal year is the 12-month period ending on March 31. The 11-month period ending October 31 of each year is the taxable year of the Master Fund.

The Master Fund received its initial investment and commenced operations on January 1, 2009.

Effective September 15, 2011, the Master Fund’s name changed from Robeco-Sage Multi-Strategy Master Fund, L.L.C. to Arden Sage Multi-Strategy Master Fund, L.L.C.

Arden Sage Multi-Strategy Master Fund, L.L.C.

Notes to the Consolidated Financial Statements (unaudited) (continued)

3. Significant Accounting Policies

A. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require the Master Fund to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

B. Portfolio Valuation and Investment Transactions

The net asset value of the Master Fund is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. Investments in Portfolio Funds are presented in the accompanying financial statements at fair value, as determined by the Adviser under the general supervision of the Board.

Such fair value generally represents the Master Fund’s pro-rata interest in the net assets of a Portfolio Fund as provided by the Portfolio Fund. The Adviser considers information provided by the Portfolio Fund regarding the methods they use to value underlying investments of the Portfolio Fund in determining fair value.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Master Fund or Portfolio Funds could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

The Master Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its assets. The Adviser or, in certain cases, the Board, will consider such information, and may conclude in certain circumstances that the information provided by a Portfolio Manager does not represent the fair value of the Master Fund’s interests in a Portfolio Fund. Although redemptions of interests in Portfolio Funds are subject to advance notice requirements, Portfolio Funds typically will make available net asset value information to their investors which will represent the price at which, even in the absence of redemption activity, the Portfolio Fund would have effected a redemption if a redemption request had been timely made or if, in accordance with the terms of the Portfolio Fund’s governing documents, it would be necessary to effect a mandatory redemption. In accordance with procedures adopted by the Board, in the absence of specific transaction activity in interests in a particular Portfolio Fund, the Master Fund could consider whether it is appropriate, in light of all relevant circumstances, to value such a position at the Portfolio Fund’s net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Board.

Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis. Investment transactions are recorded on the effective date of the subscription in or the redemption from the Portfolio Fund. Interest income is recorded on an accrual basis of interest earned on cash balances.

Arden Sage Multi-Strategy Master Fund, L.L.C.

Notes to the Consolidated Financial Statements (unaudited) (continued)

3. Significant Accounting Policies (continued)

B. Portfolio Valuation and Investment Transactions (continued)

The Master Fund utilizes the authoritative guidance on fair value measurements and disclosure under accounting principles generally accepted in the United States of America fair value measurements, which established an authoritative definition of fair value, established a framework for measuring fair value, and requires certain disclosures about fair value measurements. The standard established a three-level hierarchy for fair value measurement based on the transparency and independence of inputs used in the valuation of an asset or liability as of the measurement date. Accordingly, the Fund estimates the fair value of an investment in a Portfolio Fund using the net asset value of the investment without further adjustment unless the Investment Adviser determines that the net asset value is deemed to be not reflective of fair value.

The fair value hierarchy categorizes asset and liability positions into one of three levels, as summarized below, based on the inputs and assumptions used in deriving fair value.

• Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Master Fund has the ability to access at the measurement date;

• Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability. Investments in Portfolio Funds that are redeemable at net asset value without penalties within 90 days of period-end are considered Level 2 assets and represent the net asset values as reported by the Portfolio Funds; and

• Level 3 – Significant unobservable prices or inputs (including the Master Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date. Investments in Portfolio Funds that are not redeemable at net asset value within 90 days of period-end, or are subject to a redemption penalty extending past December 31, 2011, are considered Level 3 assets and represent the net asset values as reported by the Portfolio Funds.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments are classified within Level 3 for those whose fair value measurement considers several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The inputs and methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Arden Sage Multi-Strategy Master Fund, L.L.C.

Notes to the Consolidated Financial Statements (unaudited) (continued)

3. Significant Accounting Policies (continued)

B. Portfolio Valuation and Investment Transactions (continued)

The following table summarizes the valuation of the Master Fund’s investments fair value hierarchy levels as of September 30, 2011:

	$29,615,698	$29,615,698	$29,615,698	$29,615,698
	Level 1	Level 2	Level 3	Total
Investments by investment strategy:
Long/Short Equity	$—	$29,615,698	$13,055,208	$42,670,906
Event Driven	—	11,095,351	19,356,356	30,451,707
Macro	—	7,475,050	3,451,947	10,926,997
Distressed	—	2,032,994	5,068,341	7,101,335
Fixed Income Relative Value	—	2,992,198	2,780,538	5,772,736
Convertible Arbitrage	—	3,855,674	—	3,855,674
Structured Credit	—	—	2,340,275	2,340,275
Multi-Strategy Relative Value	—	—	137,666	137,666
Fundamental Market Neutral	—	—	28,342	28,342

Total investments by investment strategy	—	57,066,965	46,218,673	103,285,638

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments by Investment Strategy	Balance as of 3/31/11	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Net transfers in/(out) of Level 3	Balance as of 9/30/11
Long/Short Equity	$10,732,463	$—	$(1,362,614)	$9,150,000	$(5,464,641)	$13,055,208
Event Driven	21,386,679	(15,498)	(1,982,149)	4,335,618	(4,368,294)	19,356,356
Macro	5,247,920	12,713	114,767	(162,713)	(1,760,740)	3,451,947
Distressed	7,789,377	493,842	(1,112,211)	(1,375,964)	(726,703)	5,068,341
Fixed Income Relative Value	2,618,009	(1,696)	169,660	(5,435)	—	2,780,538
Convertible Arbitrage	3,182,566	—	(504,457)	150,000	(2,828,109)	—
Structured Credit	2,778,141	(70,559)	30,313	(397,620)	—	2,340,275
Multi-Strategy Relative Value	746,763	265,649	(341,026)	(533,720)	—	137,666
Fundamental Market Neutral	25,551	—	2,791	—	—	28,342

Total	$54,507,469	$684,451	$(4,984,926)	$11,160,166	$(15,148,487)	$46,218,673

Arden Sage Multi-Strategy Master Fund, L.L.C.

Notes to the Consolidated Financial Statements (unaudited) (continued)

3. Significant Accounting Policies (continued)

B. Portfolio Valuation and Investment Transactions (concluded)

The amount of gains/(losses) included in gain/(loss) attributable to the change in unrealized gains/(losses) relating to assets still held at 9/30/11
Long/Short Equity	$(1,316,652)
Event Driven	(1,991,172)
Macro	118,380
Distressed	(992,905)
Fixed Income Relative Value	169,660
Convertible Arbitrage	(504,457)
Structured Credit	30,313
Multi-Strategy Relative Value	(280,660)
Fundamental Market Neutral	2,791

$(4,764,702)

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. The net Level 3 transfers in/(out) noted above are due to a change in liquidity of the underlying Portfolio Funds between the measurement dates. The Master Fund did not have any transfers between Level 1 and Level 2 during the period ended September 30, 2011.

C. Income Taxes

ASC 740 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Based on its analysis, management has determined that these provisions of ASC 740 did not have a material impact to the Master Fund’s financial statements. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

For the current year only, the Master Fund changed its tax year end to November 30, 2010 (short year). For the tax year-ended November 30, 2010, and for the preceding tax year ended December 31, 2009, which remain subject to examination by the tax authority, the Master Fund did not have a liability for any unrecognized tax benefits. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year the Master Fund did not incur any interest or penalties.

As part of the process of preparing its consolidated financial statements, the Blocker Fund is required to account for its estimate of income taxes for Federal and States purposes through the establishment of a deferred tax asset or liability. Deferred income taxes result from temporary differences in reporting

Arden Sage Multi-Strategy Master Fund, L.L.C.

Notes to the Consolidated Financial Statements (unaudited) (continued)

3. Significant Accounting Policies (continued)

C. Income Taxes (concluded)

transactions for financial and tax purposes. Such differences relate primarily to unrealized appreciation on investments in Portfolio Funds and are included in the Master Fund’s Consolidated Statement of Assets and Liabilities.

The Master Fund has elected to be treated as a corporation for Federal tax purposes and operates in a manner to qualify as a “regulated investment company” under Subchapter M of the Code (the “Tax Transition”). As a regulated investment company under Subchapter M of the Code, each year that the Master Fund qualifies as a regulated investment company and distributes to its Members generally at least 90% of its “investment company taxable income” (as defined in the Code), it will pay no U.S. federal income tax on the earnings or capital gains it distributes. This avoids a “double tax” on that income and net capital gains since holders of Units normally would be taxed on the dividends and net capital gains they receive from the Fund (unless their Units are held in a retirement account that permits tax deferral or the holder is otherwise exempt from tax). Tax-exempt U.S. investors generally would not incur unrelated business taxable income with respect to an investment in Units if they do not borrow to make the investment.

D. Distribution Policy

Because the Master Fund’s tax treatment requires the Master Fund to make certain annual distributions to Members, the Master Fund has established a program for the automatic reinvestment of these distributions in the Master Fund. Under the program, when a Member’s distribution is reinvested, additional Units will be issued to that Member in an amount equal in value to the distribution.

The amount of any dividends the Master Fund pays may vary over time, depending on market conditions, the composition of the Master Fund’s investment portfolio, the expenses borne by the Units, any distributions made to the Master Fund by the underlying Portfolio Funds, and applicable distribution requirements imposed on the Master Fund by Subchapter M under the Code. Nonetheless, the Master Fund cannot guarantee that it will pay any dividends or other distributions.

E. Distributions from Portfolio Funds

Distributions from Portfolio Funds will be classified as investment income or realized gains in the Statements of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distribution will be classified as investment income.

Arden Sage Multi-Strategy Master Fund, L.L.C.

Notes to the Consolidated Financial Statements (unaudited) (continued)

3. Significant Accounting Policies (concluded)

F. Cash and Cash Equivalents

The Master Fund treats all highly liquid financial instruments that mature within three months as cash equivalents.

4. Related Party Transactions and Other

Related Parties

Robeco Investment Management, Inc. (the “Adviser”) serves as the investment adviser of the Master Fund, the Feeder Funds and other related funds. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a subsidiary of Robeco Groep, N.V. (“Robeco”) and is responsible for developing, implementing and supervising the Master Fund’s investment program and providing day-to-day management services to the Master Fund. The Board has overall responsibility for the management and supervision of the operations of the Master Fund. Employees of the Adviser serve as officers and as members of the Board of the Master Fund.

In consideration of these investment advisory services and pursuant to an advisory agreement between the Master Fund and the Adviser (the “Advisory Agreement”), the Master Fund pays the Adviser a quarterly fee at an annualized rate of 0.75% of the average net assets of the Master Fund during each calendar quarter (the “Master Fund Management Fee”). The Master Fund Management Fee is payable in arrears within five business days after the end of each quarter. The Adviser also provides office space, telephone and utilities; and administrative and secretarial, clerical and other personnel as necessary to provide the services required to be furnished under the Advisory Agreement. The accompanying Statement of Assets and Liabilities includes an advisory fee payable of $473,108.

Cooperatieve Centrale Raiffeissen – Boerenleen Bank B.A. (“Rabobank”), the ultimate parent company of the Adviser and Robeco, and its affiliates are subject to certain U.S. banking laws, including the Bank Holding Company Act of 1956, as amended (the “BHCA”), and to regulation by the Board of Governors of the Federal Reserve System or other appropriate bank regulatory agencies. The BHCA and other applicable banking laws, rules, regulations and guidelines, and the interpretation and administration thereof by the staff of the regulatory agencies which administer them, may restrict the transaction and relationships between the Adviser, Rabobank, Robeco and their affiliates, on the one hand, and the Master Fund, on the other hand, and may restrict the investments and transactions by the Master Fund. Rabobank may be deemed to control the Master Fund for purposes of the BHCA.

Each member of the Board, who is not an “interested person” of the Master Fund, as defined by the 1940 Act, receives an annual fee of $2,000. Any Board member who is an “interested person” does not receive any annual or other fee from the Master Fund. All Board members are reimbursed by the Master Fund for reasonable out-of-pocket expenses.

On October 20, 2010, the Blocker Fund was organized as a Delaware limited liability company. The Master Fund is the sole member and managing member of the Blocker Fund, which was formed to hold certain of the Master Fund’s investments.

Arden Sage Multi-Strategy Master Fund, L.L.C.

Notes to the Consolidated Financial Statements (unaudited) (continued)

4. Related Party Transactions and Other (concluded)

Other

SEI Investments Global Fund Services (the “Administrator”) provides various administrative services to the Master Fund, including fund accounting, investor accounting and taxation services, maintaining the register of the Master Fund and subject to approval by the Master Fund, generally reviewing and performing all actions related to the issuance and transfer of Units; performing all acts related to the repurchase of Units; and performing all other clerical services necessary in connection with the administration of the Master Fund, pursuant to an administration agreement (the “Administration Agreement”). In consideration of such services, the Master Fund pays the Administrator a monthly fee based on the aggregate month-end net assets of the Master Fund and the other funds in the “Fund Complex” (as defined in the Administration Agreement) at an annual rate of up to 0.12%, subject to certain fee minimums for each fund, and reimburses the Administrator for certain out-of-pocket expenses. Upon expiration of a two year term, the Administration Agreement may be terminated at any time by either party generally upon not less the 90 days’ written notice.

SEI Private Trust Company acts as custodian (the “Custodian”) for the Master Fund’s assets. In consideration for such services, the Master Fund pays the Custodian a monthly fee, based on month-end net assets, at an annual rate of up to 0.01%.

5. Fund Expenses

The Master Fund bears all of its own expenses other than those borne by the Adviser pursuant to the Advisory Agreement, including, but not limited to: all investment related expenses (e.g., fees paid directly or indirectly to Portfolio Managers, all costs and expenses directly related to portfolio transactions and positions for the Master Fund’s account, all costs and expenses associated with the establishment of any portfolio accounts); any non-investment related interest expense; organizational and offering expenses; fees and disbursements of any attorneys and accountants engaged by the Master Fund; audit and tax preparation fees and expenses of the Master Fund; all costs and expenses associated with background checks on Portfolio Managers; all costs and expenses associated with retaining independent third parties to provide risk management services to the Master Fund; custody and escrow fees and expenses; the costs of an errors and omissions/directors and officers liability insurance policy and a fidelity bond; the Master Fund Management Fee; fees and travel-related and other expenses of members of the Board who are not employees of the Adviser or any affiliated person of the Adviser; all costs and charges for equipment or services used in communicating information regarding the Master Fund’s transactions among the Adviser and any custodian or other agent engaged by the Master Fund; any extraordinary expenses; and such other expenses as may be approved from time to time by the Board.

The Master Fund also indirectly bears fees and expenses of the Portfolio Funds. Each Portfolio Manager generally receives a management fee and a performance fee or allocation with respect to the assets of Portfolio Funds that it manages. The amount of these fees and allocations varies among Portfolio Managers, but the management fees are generally expected to be between 1.0%-2.0%, on an annual basis, of the total assets managed by a Portfolio Manager, and the performance fees or allocations are generally expected to be between 15% - 25% of the net capital appreciation (if any) in the assets managed by a Portfolio Manager. If the Master Fund retains a Portfolio Manager to manage a Portfolio Account, a

Arden Sage Multi-Strategy Master Fund, L.L.C.

Notes to the Consolidated Financial Statements (unaudited) (continued)

5. Fund Expenses (concluded)

management fee and performance allocation would generally be payable to the Portfolio Manager. In such cases, the fees may differ from, and could be higher than, those described above. Any such Portfolio Account related advisory arrangements will be subject to the approval of the Board and Members.

Amounts shown as expenses in the statement of operations and financial highlights include only those expenses charged directly to the Master Fund and do not reflect management fees, advisory fees, brokerage commissions, and other fees and expenses incurred by the funds in which the Master Fund invested. These amounts are included in realized and unrealized gain (loss) on investments in funds in the statement of operations.

6. Members’ Capital

Unit transactions for the six-month period ended September 30, 2011 were as follows:

Units outstanding at beginning of period	95,101
Units issued	19,767
Units redeemed	(17,894)

Units outstanding at end of period	96,974

7. Borrowings

The Master Fund is authorized to borrow money for investment purposes, to meet repurchase requests and for cash management purposes. Borrowings by the Master Fund, including any borrowings on behalf of portfolio accounts, are subject to a 300% asset coverage requirement under the 1940 Act.

The Master Fund has established a line of credit agreement with Societe Generale as of February 3, 2009, which is collateralized by a security interest in the Master Fund’s custody account. The line of credit is used primarily for bridge financing purposes, but may be accessed by the Master Fund to purchase Portfolio Funds, to meet repurchase requests, and for cash management purposes. In accordance with an amendment to the line of credit agreement made on June 30, 2010, each borrowing shall bear interest on the outstanding principal amount at a rate per annum equal to the applicable LIBOR Rate plus 2.15%. The line of credit limit is $5,000,000. The Master Fund also pays a facility fee, based on the size of the line of credit, of 1.15% per annum. At September 30, 2011, the Master Fund had an outstanding borrowing of $1,200,000, which as of September 30, 2011, was outstanding for 1 day with an interest rate of 2.52%.

Arden Sage Multi-Strategy Master Fund, L.L.C.

Notes to the Consolidated Financial Statements (unaudited) (continued)

8. Net Asset Valuation

The Master Fund sells Units at their offering price, which is equal to the “net asset value” per Unit. The net asset value of the Master Fund will be computed as of the close of business on the following days: (i) the last day of each fiscal year, (ii) the last day of a taxable year (if it differs from the fiscal year), (iii) the day preceding the date as of which any Units are purchased, or (iv) any day as of which the Master Fund repurchases any Units. The Master Fund’s net asset value is the value of the Master Fund’s assets less its liabilities, and its net asset value per Unit equals that net asset value divided by the number of then issued and outstanding Units.

9. Indemnifications

In the normal course of business, the Master Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Master Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Master Fund that have not yet occurred. However, based on experience, the Master Fund expects the risk of loss to be remote.

10. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Portfolio Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Master Fund’s risk of loss in these Portfolio Funds is limited to the value of the Master Fund’s investment.

11. Concentration of Risk

The Master Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act which invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks. These Portfolio Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Portfolio Funds’ net asset value.

The Master Fund may invest in a limited number of Portfolio Funds. Such concentration may result in additional risks, such as:

A. Illiquid Investments

The Master Fund’s interests in unregistered Portfolio Funds are themselves illiquid and subject to substantial restrictions on transfer. The Master Fund may liquidate an interest and withdraw from an unregistered Portfolio Fund pursuant to limited withdrawal rights. The illiquidity of these interests may adversely affect the Master Fund if it is unable to withdraw its investment in a Portfolio Fund promptly after it determines to do so.

Arden Sage Multi-Strategy Master Fund, L.L.C.

Notes to the Consolidated Financial Statements (unaudited) (continued)

11. Concentration of Risk (concluded)

B. Liquidity

The Portfolio Funds generally provide for periodic redemptions, with some Portfolio Funds having lock-up provisions ranging from 3 months to 2 years from initial or subsequent investments. Certain Portfolio Funds provide for early redemptions, subject to approval, and may charge redemption penalties of 1.0% to 6.0% of net assets. Additionally, certain Portfolio Funds may amend their liquidity provisions and impose additional lock-up restrictions or otherwise restrict the ability of investors to redeem their interests in the fund. The liquidity provisions shown on the Schedule of Investments apply after the lock-up provisions.

C. Credit Risk

The Master Fund will be exposed to credit risk of Portfolio Funds with whom they trade and will always bear the risk of settlement default.

D. Side Pockets

The Master Fund may participate in side pocket investments, either at the Master Fund’s discretion or that of the Portfolio Manager who manages the Portfolio Fund in which the Master Fund invests. A side pocket investment is generally less liquid than others in a Portfolio Fund and will be subject to different terms and conditions, including more significant restrictions on redemptions. The fair value of side pockets is determined in good faith by the Portfolio Managers of their respective Portfolio Funds.

12. Investment Transactions

For the six-month period ended September 30, 2011, the Master Fund had purchases of investments of $20,200,000 and sales of investments of $17,490,641.

13. Investments

As of September 30, 2011, the Master Fund had investments in forty-eight Portfolio Funds, none of which were related parties.

The Master Fund will limit its investment position in any one Portfolio Fund to less than 5% of the Portfolio Fund’s outstanding voting securities, absent an order of the Securities and Exchange Commission (the “SEC”) (or assurances from the SEC staff) under which the Master Fund’s contribution and withdrawal of capital from a Portfolio Fund in which it holds 5% or more of the outstanding interests will not be subject to various 1940 Act prohibitions on affiliated transactions. The Master Fund also is not required to adhere to this 5% investment limitation to the extent that it relies on certain SEC rules that provide exemptions from 1940 Act prohibitions on affiliated transactions. However, to facilitate investments in smaller Portfolio Funds deemed attractive by the Adviser, the Master Fund may purchase non-voting securities of, or waive its right to vote its interests in, Portfolio Funds. Although the Master Fund may hold non-voting interests, the 1940 Act and the rules and regulations thereunder may

Arden Sage Multi-Strategy Master Fund, L.L.C.

Notes to the Consolidated Financial Statements (unaudited) (continued)

13. Investments (continued)

nevertheless require the Master Fund to limit its position in any one Portfolio Fund, if investments in a Portfolio Fund by the Master Fund will equal or exceed 25% of the Portfolio Fund’s assets or such lower percentage limit as may be determined by the Master Fund in consultation with its counsel. These restrictions could change from time to time as applicable laws, rules or interpretations thereof are modified.

Portfolio Funds’ Investment Strategies and Liquidity:

Long/Short Equity

In Long/Short Equity funds, Portfolio Managers construct portfolios consisting of long and short equity positions. The Portfolio Managers’ stock selection abilities, on both the long and the short side, are key to the success of these Portfolio Funds. The short positions may be opportunistic or instituted solely for hedging purposes. Individual stock options may be used in place of a short equity position, and equity index options may be used as a portfolio hedge. This classification is very broad. Portfolio Funds in this category include those that may or may not have a sector, style, capitalization, country or regional bias. Portfolio Managers of these Portfolio Funds opportunistically vary the gross long and short exposures, as well as the resultant net long or short exposures, resulting in more defined market exposure than that found in equity market neutral strategies. Trading and concentrated positions in certain stocks or industries often become important elements in these strategies. There is typically some degree of directional trading involved in the strategy that drives the long and short exposures, derived from either top-down themes or bottom-up stock selection criteria. Portfolio Funds in this category are typically exposed, through their trading strategies, to the risks associated with conducting short sales, trading in options, swaps or futures, using leverage, using forward foreign currency contracts, purchasing when-issued or forward commitment securities and lending of portfolio securities to brokers, dealers and other financial institutions. The Portfolio Funds in this category have redemption notice periods ranging from 30 to 65 days. Portfolio Funds representing approximately 3% of the value of the investments in this category allow the Master Fund to redeem 25% of its balance on a quarterly basis. Certain Portfolio Funds may permit redemptions during the lock-up period upon the payment of redemption penalties of 3% to 5% of net assets. Investments representing approximately 20% of the value of the investments in this category are subject to these penalties. The remaining restriction period for these investments ranges from one to nine months at September 30, 2011. Investments representing approximately 2% of the value of the investments in this category cannot be redeemed because the investments include restrictions that do not allow for redemption in the first twelve months after acquisition. The remaining restriction period for this investment is six months at September 30, 2011. Investments representing approximately 10% of the value of the investments in this category cannot be redeemed because the investments include restrictions that do not allow for redemptions in the first twelve months after acquisition and have redemption penalty in the second twelve months of investment. The remaining restriction period for these investments ranges from six to sixteen months at September 30, 2011.

Event-Driven

Event-Driven strategies involve investing in companies experiencing significant corporate changes. Mis-pricings arise from events such as spin-offs, restructurings, stub trades, or other corporate changes that the broad market does not fully comprehend and appropriately value. This strategy also includes activist

Arden Sage Multi-Strategy Master Fund, L.L.C.

Notes to the Consolidated Financial Statements (unaudited) (continued)

13. Investments (continued)

Portfolio Funds’ Investment Strategies and Liquidity (continued):

Event-Driven (concluded)

managers who take controlling stakes in companies and force the “event” internally. Portfolio Funds in this category invest primarily in bonds and equities and are typically exposed, through their trading strategies, to the risks associated with illiquid or restricted securities, interest rate fluctuation, conducting short sales, trading in options, swaps or futures, using leverage, using forward foreign currency contracts, purchasing when-issued or forward commitment securities and lending of portfolio securities to brokers, dealers and other financial institutions. The Portfolio Funds in this category have redemption notice periods ranging from 30 to 90 days. With respect to a Portfolio Fund restructuring, the Master Fund elected the liquidation option, which was effective as of January 1, 2010. A Portfolio Fund permits redemptions upon the payment of a redemption penalty of 3%, unless the investment is redeemed on its investment anniversary. Approximately 13% of the assets in this category are subject to these redemption restrictions. Certain Portfolio Fund lots do not allow for the Fund to redeem all of part of such lots as of March 31st of a given year, but do provide liquidity as of other dates during the year. Portfolio Funds representing approximately 35% of the value of the investments in this category allow the Master Fund to redeem 25% of its balance on a quarterly basis. Investments representing approximately 17% of the value of the investments in this category cannot be redeemed because the investments include restrictions that do not allow for redemption in the first twelve to twenty-four months after acquisition. The remaining restriction period for these investments ranges from five to fifteen months at September 30, 2011.

Macro

Macro managers will invest globally across all markets without constraints. Top-down macro analysis uncovers pricing anomalies across global markets, due to factors such as GDP growth, strengthening currencies, and interest rates. These managers invest in equity, fixed income, currency, and commodity asset classes across both the derivative and cash markets. Portfolio Funds in this category are typically exposed, through their trading strategies, to the risks associated with interest rate fluctuation, conducting short sales, trading in options, futures and swaps, using leverage, using forward foreign currency contracts and lending of portfolio securities to brokers, dealers and other financial institutions. The Portfolio Funds in this category have redemption notice periods ranging from 30 to 90 days. Certain Portfolio Funds may charge redemption penalties of up to 5% of net assets if a redemption is made during the lock-up period or is greater than 25% per quarter upon expiration of the lock-up period. Approximately 42% of the assets in this category are subject to these redemption restrictions. Certain Portfolio Funds may permit redemptions during the lock-up period upon the payment of redemption penalties of up to 5%. Investments representing approximately 3% of the value of the investments in this category are subject to these penalties. The remaining redemption penalty period for these investments is three months at September 30, 2011. The investments in this category as of September 30, 2011 are not under initial lockups that would prevent redemptions by the Master Fund.

Arden Sage Multi-Strategy Master Fund, L.L.C.

Notes to the Consolidated Financial Statements (unaudited) (continued)

13. Investments (continued)

Portfolio Funds’ Investment Strategies and Liquidity (continued):

Distressed

These Portfolio Funds invest in, and occasionally sell short, the securities of companies where the security’s price has been affected (or is expected to be affected) by a distressed financial situation. These situations may involve reorganizations, bankruptcies, distressed sales and other corporate restructurings. Depending on the Portfolio Manager’s style, investments may be made in bank debt, corporate debt, trade claims, common stock, preferred stock, warrants or post-distressed equities. Leverage may be used by certain Portfolio Managers, but it is not typical in this strategy. Portfolio Funds in this category invest primarily in bonds and equities and are typically exposed, through their trading strategies, to the risks associated with illiquid or restricted securities, interest rate fluctuation, conducting short sales, trading in options, swaps or futures, using leverage, using forward foreign currency contracts, purchasing when-issued or forward commitment securities and lending of portfolio securities to brokers, dealers and other financial institutions. The Portfolio Funds in this category have redemption notice periods ranging from 60 to 90 days. Certain Portfolio Fund lots do not allow for the Fund to redeem all of part of such lots as of March 31st of a given year, but do provide liquidity as of other dates during the year. Portfolio Funds representing approximately 10% of the value of the investments in this category allow the Master Fund to redeem 25% of its balance on a quarterly basis. Portfolio Funds representing approximately 37% of the value of the investments in this category allow the Master Fund to redeem 50% of its balance on a semi-annual basis.

Fixed Income Relative Value

Fixed Income Relative Value managers seek to profit by identifying mis-pricings between different but related fixed income instruments. The mis-pricings may be between two fixed income securities within two different companies, or two fixed income securities within a single company’s capital structure. These managers can implement either a quantitative or fundamental research process to uncover these opportunities. Through the use of leverage, these Portfolio Funds can profit even from small mis-pricings. A Portfolio Fund in this category began an orderly wind-down and a return of capital to investors on May 30, 2008. The other Portfolio Funds in this category have redemption notice periods ranging from 45 to 60 days. A Portfolio Fund may permit redemptions during the lock-up period upon the payment of redemption penalties of 1% to 4%. This investment represents approximately 47% of the value of the investments in this category and is subject to these penalties. The remaining redemption penalty period for this investment is four months at September 30, 2011. The investments in this category as of September 30, 2011 are not under initial lock-ups that would prevent redemptions by the Master Fund.

Arden Sage Multi-Strategy Master Fund, L.L.C.

Notes to the Consolidated Financial Statements (unaudited) (continued)

13. Investments (concluded)

Portfolio Funds’ Investment Strategies and Liquidity (continued):

Convertible Arbitrage

In Convertible Arbitrage funds, Portfolio Managers purchase a portfolio of convertible securities, generally convertible bonds, and hedge a portion of the equity risk by selling short the underlying common stock. Certain Portfolio Managers may also seek to hedge interest rate exposure. Most Portfolio Managers employ some degree of leverage. The Investment Funds can be run with a directional bias or as market neutral. Portfolio Funds in this category are typically exposed, through their trading strategies, to the risks associated with conducting short sales, trading in options, swaps or futures, using leverage, using forward foreign currency contracts, purchasing when-issued or forward commitment securities and lending of portfolio securities to brokers, dealers and other financial institutions. The Portfolio Fund in this category allows the Fund to redeem 25% of its balance on a quarterly basis.

Structured Credit

Portfolio Managers typically originate loans directly to a company. These loans are typically senior within the capital structure and are collateralized by the company’s assets. The Portfolio Manager is usually the “lender of last resort” and will lend at terms that are beneficial to the Portfolio Fund. The Portfolio Funds in this category began orderly wind-downs and return of capital to investors as of August 28, 2009, June 30, 2008, and July 1, 2009, respectively.

Multi-Strategy Relative Value

In Multi-Strategy Relative Value funds, the Portfolio Manager allocates capital to more than one strategy. The most common elements are convertible arbitrage, merger arbitrage, equity pairs trading, fixed-income arbitrage, and distressed investing. Some maintain a relatively fixed allocation to the various strategies, but others allow one or two strategies to opportunistically dominate the portfolio. The combinations are designed to decrease the volatility associated with reliance on a single arbitrage strategy that may perform poorly in some market environments. Portfolio Funds in this category are typically exposed, through their trading strategies, to the risks associated with interest rate fluctuation, conducting short sales, trading in options, futures and swaps, using leverage, using forward foreign currency contracts and lending of portfolio securities to brokers, dealers and other financial institutions. The remaining investments in this category are held in side pockets. The final distribution dates cannot be determined.

Fundamental Market Neutral

Fundamental Market Neutral funds buy or sell securities which are mis-priced relative to related securities, groups of securities or the overall market. Fundamental analysis is performed to uncover the relative value between these companies or other securities. Positions are often hedged to isolate this discrepancy in value and minimize market risk. Portfolio Funds in this category are typically exposed, through their trading strategies, to the risks associated with conducting short sales, trading in options, swaps or futures, using leverage, using forward foreign currency contracts, purchasing when-issued or forward commitment securities and lending of portfolio securities to brokers, dealers and other financial institutions. The remaining investment in this category is held in a reserve. The final distribution date cannot be determined.

Arden Sage Multi-Strategy Master Fund, L.L.C.

Notes to the Consolidated Financial Statements (unaudited) (concluded)

14. Tender Offer

On November 1, 2011, the Master Fund offered to purchase up to $20,000,000 of Units tendered by Members of the Master Fund at a price equal to the net asset value as of December 31, 2011. As of the date of these financial statements, no tender requests have been received.

15. Subsequent Events

Subsequent to the period ended September 30, 2011 through November 1, 2011, the Master Fund received $4,733,081 of subscriptions.

Effective October 1, 2011, Arden Asset Management LLC (“AAM”), a Delaware limited liability company, registered as an investment adviser under the Investment Advisers Act of 1940, as amended, serves as the investment adviser of the Master Fund under an investment advisory agreement between the Master Fund and AAM (the “New Advisory Agreement”). Other than the identity of the adviser (AAM), the terms of the New Advisory Agreement are substantially the same as the terms of the previous Advisory Agreement. The New Advisory Agreement was approved by the Board at a meeting held on June 6, 2011 and by members of the Master Fund at a meeting held on September 27, 2011.

Effective September 30, 2011, following the Master Fund’s regular close of business, the Master Fund effected a reorganization pursuant to which it acquired substantially all of the assets and liabilities of Arden Sage Multi-Strategy TEI Master Fund, L.L.C. (formerly named Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.) (the “TEI Master Fund”) in exchange for Units of the Master Fund (the “Reorganization”). Upon the Reorganization, Arden Sage Multi-Strategy Fund, L.L.C., Arden Sage Multi-Strategy Institutional Fund, L.L.C., Arden Sage Multi-Strategy TEI Institutional Fund, L.L.C. and Arden Sage Triton Fund, L.L.C. each are feeder funds into the Master Fund, each holding ownership interests of the Master Fund of 46.90%, 9.12%, 16.43% and 27.55%, respectively, as of September 30, 2011. Upon the Reorganization, as of September 30, 2011, the net assets of the Master Fund was $224,678,564. Appendix A hereto contains the Master Fund’s Consolidated Schedule of Investments (unaudited) upon giving effect to the Reorganization as of September 30, 2011.

16. Approval of Investment Advisory Agreement

At a meeting of the Board of Managers (the “Board”) of the Master Fund held on June 6, 2011, all of the managers (the “Managers”), including all of the Managers who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended, of the Master Fund, approved the initial two-year term of the investment advisory agreement between the Master Fund and Arden Asset Management LLC (“AAM”) (the “New Advisory Agreement”). The New Advisory Agreement was entered into in connection with a transaction between AAM and Robeco Groep, N.V. (“Robeco Groep”) pursuant to which Robeco Groep transferred to AAM management of the Master Fund, as well as other funds advised by the Robeco-Sage division of Robeco Investment Management, Inc., effective October 1, 2011.

A discussion regarding the basis for the approval by the Board of the New Advisory Agreement is set forth under Proposal 1—Board Consideration of New Advisory Agreements in the definitive proxy statement filed with the Securities and Exchange Commission by Arden Sage Multi-Strategy Fund, L.L.C. on July 14, 2011, and is incorporated by reference herein.

APPENDIX A

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Schedule of Investments (unaudited)

September 30, 2011

			%* of
			Members’
Portfolio Fund	Cost	Value	Capital	Liquidity**
Long/Short Equity:
Artha Emergin Markets Fund, Ltd.	$3,194,177	$3,157,405	1.41%	Quarterly
Artha Emerging Markets Fund, L.P.	3,450,000	3,404,243	1.52%	Quarterly
Clovis Capital Partners Institutional, L.P.	4,700,000	4,314,773	1.92%	Quarterly
Clovis Capital Partners, Ltd.	4,750,000	4,373,868	1.95%	Quarterly
Cobalt Offshore Fund	4,300,000	4,882,174	2.17%	Semi- Annually
Cobalt Partners L.P.	4,000,000	4,147,007	1.85%	Semi- Annually
Criterion Horizons Fund, L.P.	4,256,383	5,396,680	2.39%	Monthly
Criterion Horizons Offshore, Ltd.	5,173,964	5,357,511	2.38%	Monthly
Highbridge Long/Short Equity Fund, Ltd.	4,200,822	3,505,489	1.56%	Quarterly
Highbridge Long/Short Equity Fund, L.P.	3,986,129	3,308,433	1.47%	Quarterly
Highline Capital International, Ltd.	2,831,633	3,184,134	1.42%	Quarterly
Highline Capital Partners QP, L.P.	2,177,264	2,325,792	1.04%	Quarterly
JHL Capital Group Fund, Ltd.	6,000,000	4,760,169	2.12%	Quarterly
Kylin Fund, L.P.	3,750,000	4,084,906	1.82%	Quarterly
Kylin Offshore Fund, Ltd.	4,400,000	4,799,166	2.14%	Quarterly
Lakewood Capital Offshore Fund, Ltd.	7,900,000	7,259,613	3.23%	Quarterly
Pennant Windward Fund, Ltd.	9,916,547	11,378,301	5.05%	Quarterly
PFM Diversified Fund, L.P.	2,301,284	2,579,976	1.15%	Quarterly
PFM Diversified Offshore Fund, Ltd.	3,471,023	3,979,172	1.77%	Quarterly
PFM Meritage Fund, L.P.	1,900,000	1,854,038	0.83%	Quarterly
PFM Meritage Offshore Fund, Ltd.	2,000,000	1,950,922	0.87%	Quarterly

Total Long/Short Equity	88,659,226	90,003,772	40.06%

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Schedule of Investments (unaudited) (continued)

September 30, 2011

			%* of
			Members’
Portfolio Fund	Cost	Value	Capital	Liquidity**
Event Driven:
Altima Global Special Situations Fund, Ltd.	$1,003,561	$1,034,574	0.46%	‡
BHR Offshore Fund, Ltd.	5,250,000	5,495,127	2.45%	Quarterly
Covalent Capital Partners (Offshore), L.P.	6,500,000	5,492,714	2.44%	Quarterly
Elliott International, Ltd.	6,500,000	10,440,760	4.65%	Quarterly
Empyrean Capital Overseas Fund, Ltd.	8,300,000	7,595,185	3.38%	Quarterly
Eton Park Fund, L.P.	1,095,369	1,470,878	0.65%	Annually
Eton Park Overseas Fund, Ltd.	1,902,193	2,453,205	1.09%	Annually
Fir Tree International Value Fund, Ltd.	3,592,712	4,241,779	1.89%	Quarterly
Fir Tree Value Fund, L.P.	4,001,296	3,993,295	1.78%	Quarterly
Luxor Capital Partners Offshore, Ltd.	8,700,000	8,547,025	3.80%	Quarterly
Magnetar Capital Fund, L.P.(1)	404,795	342,059	0.15%	†
Magnetar Capital Fund, Ltd.	728,031	687,005	0.31%	‡
Montrica Global Opportunities Fund	149,794	118,212	0.05%	‡
Montrica Global Opportunities Fund, L.P.(1)	159,944	115,623	0.05%	‡
Octavian Global Fund, Ltd.	449,855	335,866	0.15%	‡
Octavian Global Fund, L.P.	366,519	255,855	0.11%	‡
Owl Creek II L.P.	2,625,000	2,317,525	1.03%	Quarterly
Owl Creek Overseas Fund, Ltd.	2,737,500	2,483,189	1.11%	Quarterly
Perry Partners International Inc CL F.	150,551	174,359	0.08%	‡
Silver Point Capital Fund, L.P.(1)	263,908	405,114	0.18%	‡
Taconic Opportunity Fund, L.P.(1)	34,187	36,604	0.02%	‡
York European Opportunities Fund, L.P.	3,450,000	3,132,879	1.40%	Quarterly
York European Opportunities Unit Trust Ltd.	3,550,000	3,220,998	1.43%	Quarterly

Total Event Driven	61,915,215	64,389,830	28.66%

Macro:
Brevan Howard Emerging Markets Strategies Fund Limited	3,817,397	4,526,363	2.01%	Monthly
Brevan Howard Fund, Ltd.	3,673,924	4,704,573	2.09%	Monthly
GLG Emerging Markets Fund	6,400,000	5,274,094	2.35%	Monthly
Wexford Offshore Spectrum Fund, Ltd	40,952	49,770	0.02%	‡
Wexford Spectrum Fund I, L.P.(1)	20,935	21,985	0.02%	‡
Woodbine Capital Fund, Ltd.	7,150,000	7,420,069	3.30%	Quarterly

Total Macro	21,103,208	21,996,854	9.78%

Distressed:
Anchorage Capital Partners Offshore, Ltd.	234,294	305,577	0.14%	Annually
Anchorage Capital Partners, L.P.	70,091	111,950	0.05%	Annually
Credit Distressed Blue Line Fund L.P.	559,562	726,703	0.32%	Quarterly
Greywolf Capital Overseas, Ltd.	66,602	34,520	0.02%	‡
Greywolf Capital Partners II, L.P.(1)	19,791	9,971	0.00%	‡
Harbinger Credit Distressed Blue Line Offshore Fund	870,537	1,133,761	0.50%	Quarterly
Redwood Domestic Fund, L.P.(1)	44,181	52,135	0.02%	‡
Redwood Offshore Fund Limited	2,307,537	3,403,851	1.52%	Bi-Annually
Redwood Offshore Fund, Ltd.	2,702,588	3,587,994	1.60%	Bi-Annually
York Credit Opportunities Fund, L.P.	2,250,000	2,612,582	1.17%	Semi- Annually
York Credit Opportunities Unit Trust	1,500,000	1,752,394	0.78%	Semi- Annually

Total Distressed	10,625,183	13,731,438	6.11%

Fixed Income Relative Value:
Pelagus Capital Fund Inc.	6,100,000	6,303,658	2.81%	Monthly
QFR Victoria Fund, Ltd.	5,200,000	5,389,749	2.40%	Quarterly
The Drake Absolute Return Fund, L.P.	350,008	267,831	0.11%	†

Total Fixed Income Relative Value	11,650,008	11,961,238	5.32%

Convertible Arbitrage:
Linden International Ltd.	4,400,000	4,039,721	1.80%	Quarterly
Linden Investors, L.P.	4,200,000	3,855,674	1.71%	Quarterly

Total Convertible Arbitrage	8,600,000	7,895,395	3.51%

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Schedule of Investments (unaudited) (concluded)

September 30, 2011

			%* of
			Members’
Portfolio Fund	Cost	Value	Capital	Liquidity**
Structured Credit:
Cerberus International SPV, Ltd.	$2,810,626	$2,686,215	1.20%	†
Cerberus SPV, LLC(1)	2,619,786	2,200,507	0.98%	†
Dune Capital International, Ltd.	184,326	84,270	0.04%
Dune Capital, L.P.(1)	180,444	113,983	0.05%
Fortress Value Recovery Fund I Ltd.	97,432	32,198	0.01%
Sorin Offshore Fund, Ltd.	40,507	51,397	0.02%	†

Total Structured Credit	5,933,121	5,168,570	2.30%

Multi-Strategy Relative Value:
Bennelong Asia Pacific Multi-Strategy Equity Fund, L.P.(1)	376,491	351,927	0.16%	‡
Broad Peak Fund, Ltd.	37,870	29,674	0.01%	‡

Total Multi-Strategy Relative Value	414,361	381,601	0.17%

Fundamental Market Neutral:
Level Global L.P.	25,500	28,342	0.01%	†
Level Global, Ltd.	32,836	38,557	0.02%	†

Total Fundamental Market Neutral	58,336	66,899	0.03%

Total Portfolio Funds	208,958,658	215,595,597	95.94%

Total Investments	$208,958,658	$215,595,597	95.94%

*	Percentages are based on Members’ Capital following the Reorganization of $224,678,564.

**	Liquidity terms shown apply after initial lock-up provisions. See Notes 11.B and 13 for a description of initial lock-up provisions.

†	Portfolio Fund is in the process of an orderly wind-down with the return of capital to investors. Final distribution dates cannot be estimated.

‡	The Master Fund’s remaining investment in the Portfolio Fund is a side pocket, which is in the process of liquidating. See Note 11.D for additional information on side pockets. Final distribution dates cannot be estimated.

(1)	Portfolio Fund is held by Arden Sage Multi-Strategy 1099 Blocker Fund, LLC, which is 100% owned by the Master Fund. See Note 3 for additional information.

At September 30, 2011, the aggregate cost of investments for tax purposes was $208,958,658. Net unrealized appreciation on investments for tax purposes was $6,636,939 consisting of $17,077,209 of gross unrealized appreciation and ($10,440,270) of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 95.94% of Members’ Capital have been fair valued as described in Note 3.B.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Arden Sage Multi-Strategy TEI Institutional Fund, L.L.C.

By (Signature and Title)*	/s/ Craig Krawiec
Craig Krawiec
Chief Executive Officer

Date : December 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig Krawiec
Craig Krawiec
Chief Executive Officer

Date : December 6, 2011

By (Signature and Title)*	/s/ Andrew Katz
Andrew Katz
Chief Financial Officer

Date : December 6, 2011

*	Print the name and title of each signing officer under his or her signature.